SEGMENT INFORMATION (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) Segment	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)
Number of reportable segments | Segment	2	2
Goodwill	$ 4,183,232	$ 5,218,861	$ 6,736,043
North America [Member]
Gross long lived assets	8,900,000	9,100,000
Goodwill		4,200,000
South America [Member]
Gross long lived assets	300,000	400,000
Goodwill		0
Africa [Member]
Gross long lived assets	$ 300,000	1,400,000
Goodwill		$ 1,200,000